Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Summary of Significant Accounting Policies [Line Items]
Revenue	$ 5,067,754	$ 340,219,546	[1]	$ 386,670,899	[1]
After-tax profit	10.00%
Registered capital	50.00%
BVI [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue	$ 3,000,000
Hongkong [Member]
Summary of Significant Accounting Policies [Line Items]
Revenue	$ 2,067,754

[1]	The revenue numbers for the year ended December 31, 2024 and 2023 are included under Net profit from discontinued operations in the Consolidated Statement of Operations and Comprehensive (Loss) Income.